Nature of the Business and Basis of Presentation	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of the Business and Basis of Presentation	Nature of the Business and Basis of Presentation
Nature of the Business
On January 25, 2022 (the “Closing Date”), Satellogic Inc. (“Satellogic” or the “Company”), a BVI business company incorporated in the BVI as a company limited by shares, consummated the transactions contemplated by the Agreement and Plan of Merger dated as of July 5, 2021 (the “Merger Agreement”), by and among the Company, CF Acquisition Corp. V, a Delaware corporation (“CF V” and now known as “Satellogic V Inc.”), Ganymede Merger Sub 1 Inc., a BVI business company incorporated in the BVI as a company limited by shares and a direct wholly owned subsidiary of the Company, Ganymede Merger Sub 2 Inc., a Delaware corporation and a direct wholly owned subsidiary of the Company, and Nettar.
Nettar was, prior to the transaction, the holding company of the Satellogic group and was incorporated on October 7, 2014, under the laws of the BVI as a company limited by shares. The registered office of Satellogic is located at Kingston Chambers BOX 173 C/O Maples Corporate Services BVI LTD Road Town, Tortola D8 VG1110.
References to “Nettar” contained herein refer to Nettar Group Inc. prior to the mergers, and references to “the Company,” “we,” “our,” “us” or “Satellogic” refer to Satellogic Inc. prior to the mergers and to the combined company following the mergers.
Through our subsidiaries, we invest in the software, hardware, and optics of the aerospace industry focusing on satellite and image analytics technologies. Our strategy is to build a planetary scale analytics platform based on a proprietary satellite constellation with the capability to generate insights from images and information, with focus on multi-temporal analysis and high frequency of revisits. We also intend to leverage our ability to quickly build and launch high quality, sub-meter satellites at a low cost by selling satellites to certain key customers.
Basis of Presentation
The accompanying Consolidated Financial Statements as of December 31, 2022 and 2021 and for the years ended December 31, 2022, 2021 and 2020 (“the Consolidated Financial Statements”) have been prepared in accordance with generally accepted accounting principles in the United States (“U.S. GAAP”) and the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”). The Company conducts business through one operating segment.
The accompanying Consolidated Financial Statements include our accounts and those of our wholly owned subsidiaries. All intercompany accounts and transactions, including the intercompany portion of transactions with equity method investees, have been eliminated in consolidation. The Consolidated Financial Statements are presented in United States dollars (hereinafter “U.S. dollars” or “$”).
Historically the consolidated financial statements were prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board. For the Consolidated Financial Statements, we have prepared our consolidated financial statements in accordance with U.S. GAAP. The change from reporting in IFRS to U.S. GAAP was treated as a change in accounting standard, whereby we retrospectively applied the change to all prior reporting periods contained in these Consolidated Financial Statements. Where the initial adoption of U.S. GAAP resulted in a material change in an asset or liability, the adjustment was reported to the opening balance of accumulated deficit and additional paid-in capital as of January 1, 2020. Refer to Note 19 (Adoption of U.S. GAAP) for additional information.

Certain prior year amounts have been reclassified to conform to the current year presentation.
Emerging Growth Company

We are an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended (“the Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). The JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Securities Exchange Act of 1934, as amended) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. We have elected not to opt out of such extended transition period, which means that when a standard is issued or revised that has different application dates for public or private companies, we can adopt the new or revised standard at the time required for private companies to adopt such standard. The foregoing may make comparison of our financial statements with those of another public company difficult or impossible if such other public company is (i) not an emerging growth company or (ii) is an emerging growth company that has opted out of using the extended transition period, due to the potential differences in accounting standards used.

Liquidity

Since our formation, we have devoted substantial effort and capital resources to the development of our satellite constellation and image technologies. As of December 31, 2022, we had an accumulated deficit of $222.8 million. For the year ended December 31, 2022, we had net cash used in operating activities of $68.5 million. As of December 31, 2022, we had cash and cash equivalents of $76.5 million.

We anticipate losses and negative operating cash flows to continue, primarily as a result of our satellite constellation expansion as we obtain adequate sources of funding through revenue growth. We believe we will have sufficient funding for at least the next 12 months from the date these Consolidated Financial Statements are issued.

Failure to generate revenue growth with sufficient positive cash flows from operations or to raise additional funding in the longer term may require us to alter, or scale back, our capital expenditures and could have a material adverse effect on our ability to achieve its intended business objectives.